Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	HENNESSY MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001017953
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
HENNESSY CORNERSTONE GROWTH FUND (First Prospectus Summary) | HENNESSY CORNERSTONE GROWTH FUND | ORIGINAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCGX
HENNESSY FOCUS 30 FUND (First Prospectus Summary) | HENNESSY FOCUS 30 FUND | ORIGINAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFTFX
HENNESSY CORNERSTONE VALUE FUND (First Prospectus Summary) | HENNESSY CORNERSTONE VALUE FUND | ORIGINAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCVX
HENNESSY CORNERSTONE GROWTH FUND (Second Prospectus Summary) | HENNESSY CORNERSTONE GROWTH FUND | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HICGX
HENNESSY FOCUS 30 FUND (Second Prospectus Summary) | HENNESSY FOCUS 30 FUND | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIFTX
HENNESSY CORNERSTONE VALUE FUND (Second Prospectus Summary) | HENNESSY CORNERSTONE VALUE FUND | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HICVX